Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Value added tax receivables	$ 124,906	$ 66,354
Prepaid expenses and accrued income	36,864	32,452
Advances to suppliers	16,452	3,337
Other current receivables	17,570	10,840
Insurance recovery assets	8,350	0
Other current assets	$ 204,142	$ 112,983	[1]

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.